Summary of Significant Accounting Policies	6 Months Ended
Mar. 31, 2025
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of presentation

The accompanying CFS are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The CFS includes the financial statements of EZGO, its subsidiaries, its VIE and its VIE’s subsidiaries for which EZGO is the primary beneficiary.

The accompanying unaudited interim condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) and have been consistently applied. The accompanying unaudited interim condensed consolidated financial statements of the Company include all normal and recurring adjustments that management of the Company considers necessary for a fair presentation of its financial position and operating results. The results of operations for the six months ended March 31, 2025 are not necessarily indicative of results to be expected for any other interim period or for the full year ended September 30, 2025. Accordingly, these statements should be read in conjunction with the Company’s audited financial statements and notes thereto as of and for the years ended March 31, 2023 and 2024.

Liquidity

The Company’s liquidity is based on its ability to enhance its operating cash flow position, obtain capital financing from equity interest investors, initial public offering, and borrow funds to fund its general operations and capital expenditure. The Company’s ability to continue as a going concern is dependent on management’s ability to execute its business plan successfully, which includes increasing market acceptance of our products to boost its sales volume to achieve economies of scale while applying more effective marketing strategies and cost control measures to better manage operating cash flow position and obtaining funds from outside sources of financing to generate positive financing cash flows.

The going concern assumption contemplates the realization of assets and the settlement of liabilities in the normal course of business. As of the reporting date, the Company has taken steps to strengthen its liquidity position. On June 30, 2025, the Company entered into a funding support agreement with Mr. Shuang Wu, under which a line of credit of up to RMB45,000,000 ($6,201,166) is available through July 1, 2026. In addition, management is implementing measures to improve operating efficiency and reduce discretionary spending, including optimizing general and administrative expenses, accelerating the collection of receivables, and reducing reliance on advance payments. The Company would also further consider financing from bank credit or shareholder capital injection to enhance capital turnover and liquidity position if necessary.

Based on the Company’s current working capital, access to undrawn credit facilities, and financial support from related parties, the Company estimates that it will have sufficient liquidity to meet its obligations and operating requirements for at least the twelve months and accordingly these financial statements have been prepared on a going concern basis.

(b) Consolidation

The CFS include the financial statements of EZGO, its subsidiaries, VIE and VIE’s subsidiaries for which EZGO is the primary beneficiary. Consolidation of subsidiaries begins from the date the Company obtains control of the subsidiaries and ceases when the Company loses control of the subsidiaries. All inter-company transactions, balances and unrealized gains or losses on transitions among the Company and its subsidiaries were eliminated in consolidation.

A non-controlling interest in a subsidiary of the Company is the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Company. Non-controlling interests are presented as a separate component of equity on the Unaudited Interim Condensed Consolidated Balance Sheets and net loss and other comprehensive loss attributable to non-controlling shareholders is presented as a separate component on the Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive Loss.

(c) Reverse Share Split

Effective on March 22, 2024, the Company effected a Reverse Share Split of all of the Company’s ordinary shares at a ratio of 1-for-40 so that every forty (40) shares are combined into one (1) share (with the fractional shares rounding off to the nearest whole share). The par values and the authorized shares of the ordinary shares were adjusted as a result of the Reverse Share Split. All numbers of shares and per share data presented in the CFS and related notes have been retroactively restated to reflect the reverse share split stated above, refer to Note 15. The Company issued one full post-Reverse Share Split ordinary share to any shareholder who would have been entitled to receive a fractional share as a result of the process.

(d) Discontinued operation

A discontinued operation may include a component of an entity or a group of components of an entity, or a business or non-profit activity. A disposal of a component of an entity or a group of components of an entity is reported in discontinued operation if the disposal results from strategic shift that has (or will have) a major effect on an entity’s operations and financial results when any of the following occurs: (1) the component of an entity or group of components of an entity meets the criteria to be classified as held for sale; (2) the component of an entity or group of components of an entity is disposed of by sale; (3) the component of an entity or group of components of an entity is disposed of other than by sale (for example, by abandonment or in a distribution to owners in a spinoff). For any component classified as held for sale or disposed of by sale or other than by sale that qualify for presentation as a discontinued operation in the period, the Company has reported the assets and liabilities of the discontinued operation as assets of discontinued operation, and liabilities of discontinued operation in the Unaudited Interim Condensed Consolidated Balance Sheets. The results of discontinued operation were reflected separately in the Unaudited Interim Condensed Consolidated Statements of Operations as a single line item for all periods presented in accordance with U.S. GAAP. Cash flows from discontinued operation of the three categories were separately presented in the Unaudited Interim Condensed Consolidated Statements of Cash Flows for all periods presented in accordance with U.S. GAAP.

(e) Short-term investments

Short-term investments include fixed deposit receipt, which is classified based on the nature and characteristics. Fixed deposit receipt is measured at amortized cost, which is classified as held-to-maturity debt investments in accordance with ASC topic 310 (“ASC 310”), Receivables.

(f) Credit losses

In accordance with Accounting Standards Update (“ASU”) 2016-13 “Financial Instruments – Credit Losses” (Topic 326), the Company estimates and records an expected lifetime credit loss by using an aging schedule method in combination with current situation adjustment, which replaces the previous incurred loss impairment model. The expected credit loss impairment model requires the entity to recognize its estimate of expected credit losses for affected financial assets using an allowance for credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates.

The Company’s accounts receivable, notes receivable, amounts due from related parties and certain receivables which are included in prepaid expenses and other current assets line items in the balance sheet are within the scope of ASC Topic 326. The Company uses an aging schedule method in combination with current situation adjustment, to determine the loss rate of receivable balances and evaluate the expected credit losses on an individual basis. When establishing the loss rate, the Company makes the assessment based on various factors, including aging of receivable balances, historical experience, creditworthiness of debtor, current economic conditions, reasonable and supportable forecasts of future economic, and other factors that may affect the Company’s ability to collect from the debtors. The Company also applies current situation adjustment to provide specific provisions for allowance when facts and circumstances indicate that the receivable is unlikely to be collected.

(g) Accounts receivable, net

Accounts receivable, net are stated at the original amount less allowances for credit losses. Accounts receivable are recognized in the period when the Company has provided services to its customers and when its right to consideration is unconditional. For the six months ended March 31, 2024 and 2025, the Company recorded allowance for credit losses of $78,788 and $30,926 from continuing operations and $946,578 and $1,590 from discontinued operation, respectively.

(h) Goodwill, net

Goodwill is the excess of the purchase price over fair value (“FV”) of the identifiable assets and liabilities acquired in a business combination.

Goodwill is not depreciated or amortized but is tested for impairment on an annual basis as of September 30 of each year and in between annual tests when an event occurs or circumstances change that could indicate the asset might be impaired. The Company first has the option to assess qualitative factors to determine whether it is more likely than not that the FV of a reporting unit is less than it’s carrying amount.

If the Company decides, as a result of its qualitative assessment, that it is more likely than not that the FV of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the FV of each reporting unit with its carrying amount, including goodwill. A goodwill impairment charge will be recorded for the amount by which a reporting unit’s carrying value exceeds its FV, but not to exceed the carrying amount of goodwill. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units and determining the FV of each reporting unit. The judgment in estimating the FV of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of FV for each reporting unit. The Company recognized $1,362,044 and nil impairment loss of goodwill from the acquisition of Changzhou Sixun for the six months ended March 31, 2024 and 2025, which was recognized in the Unaudited Interim Condensed Consolidated Statements of Operations. As of September 30, 2024 and March 31,2025, the carrying amount of goodwill was $1,780,569 and $1,721,901, respectively.

(i) Long term investments, net

Long-term investments are the Company’s equity investments in privately held companies accounted for equity method, and equity investments without readily determinable FVs.

(1) Equity investments accounted for using the equity method

Equity investments are comprised of investments in privately held companies. The Company uses the equity method to account for an equity investment over which it has the ability to exert significant influence but does not otherwise have control. The Company records equity method investments at the cost of acquisition, plus the Company’s share in undistributed earnings and losses since acquisition. For equity investments over which the Company does not have significant influence or control, the cost method of accounting is used.

The Company has historically provided financial support to certain equity investees in the form of loans. If the Company’s share of the undistributed losses exceeds the carving amount of an investment accounted for by the equity method, the Company continues to report losses up to the investment carrying amount, including any loans balance due from the equity investees.

The Company asses its equity investment and loans to equity investees for impairment on a periodic basis by considering factors including, but not limited to, current economic and market conditions, the operating performance of the investees including current earnings trends, the technological feasibility of the investee’s products and technologies, the general market conditions in the investee’s industry or geographic area, factors related to the investee’s ability to remain in business, such as the investee’s liquidity, debt ratios, cash bur rate, and other company-specific information including recent financing rounds. If it has been determined that the equity investment is less than its related FV and that is decline is other-than-temporary, the carrying value of the investment and loan to equity investee is adjusted downward to reflect these declines in value.

(2) Equity investment without readily determinable FVs

Equity investment without readily determinable FVs refers to the investment over which the Company does not have the ability to exercise significant influence through the investments in common stock or in substance common stock, are accounted for under the measurement alternative upon the adoption of ASU 2016-01 (the “Measurement Alternative”). Under the Measurement Alternative, the carrying value is measured at purchase cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. All gains and losses on these investments, realized and unrealized, are recognized in the consolidated statements of operations. The Company makes an assessment of whether an investment is impaired based on performance and financial position of the investee as well as other evidence of market value at each reporting date. Such assessment includes, but is not limited to, reviewing the investee’s cash position, recent financing, as well as the financial and business performance. The Company recognizes an impairment loss equal to the difference between the carrying value and FV in the unaudited interim condensed consolidated statements of operations.

(j) Revenue recognition

The Company recognizes revenues in accordance with ASC 606, “Revenue from Contracts with Customers” (“ASC 606”). The Company’s revenues are mainly generated from 1) sales of products, 2) maintenance services and 3) other services.

The core principle of ASC Topic 606 is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customers

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the company satisfies a performance obligation

Revenue recognition policies are discussed as follows:

Revenue from sales of products

The Company sells products to different customers, primarily battery cells and packs, e-bicycles (see Note 12 Discontinued Operation), electronic control systems and second-hand machinery. The Company identifies one performance obligation in providing the products for a fixed consideration as stated in the sales contract. The Company presents the revenue generated from its sales of products on a gross basis as the Company acts as the principal. The revenue is recognized when the Company satisfies the performance obligation by transferring the promised product to the customers upon acceptance by customers.

The Company generally provides different warrant periods for different products: a six-month warranty period for battery packs, and a one-year warranty period for electronic control systems. The customers are required to perform product quality check upon acceptance of delivery and the warranty covers only production defects. Customers do not have the option to purchase a warranty separately, nor does a warranty provide services other than a warranty. Therefore, warranty costs are considered as accrued performance costs rather than performance obligations. As of September 30, 2024 and March 31, 2025, there is no warranty claim by customer and the Company did not accounted provision for warranty cost related to product quality issues in the unaudited condensed consolidated balance sheet as the Company believes that the likelihood of warranty claims is remote or immaterial, based on historical experience, the nature of the products, and other relevant factors.

Revenue from maintenance services

The Company provides comprehensive machine maintenance services, usually through a separate contract specified for the provision of maintenance services. In accordance with the detailed requirements in the contract, the Company implements a targeted maintenance strategy for machines in need of repair. The Company identifies one performance obligation in providing maintenance service for a fixed consideration as stated in the sales contract. The Company presents the revenue generated from its sales of products on a gross basis as the Company acts as the principal. The revenue is recognized when the Company satisfies the performance obligation by completion of maintenance service upon acceptance by customers.

Revenue from other services

The Company also provides other services, mainly including photovoltaic engineering contracting. The Company identifies one performance obligation in the provision of services in the contract, and recognizes revenue when the Company satisfies the performance obligation upon acceptance by customers. For photovoltaic engineering contracting, the Company does not directly engage in the construction but rather serves as an intermediatory to connect the party awarding the contract with suitable contractors. Therefore, the Company presents the revenue from photovoltaic engineering contracting on a net basis as the Company acts as an agent.

The following table identifies the disaggregation of the Company’s revenues from continuing operations for the six months ended March 31, 2024 and 2025, respectively:

	Six months ended March 31,
	2024	2025
	(Unaudited)	(Unaudited)
Battery cells and packs segment
Sales of products	$5,847,751	$5,518,183
Electronic control system sales segment
Sales of products	739,390	636,356
Others
Maintenance services	175,627	360,350
Other services	41,194	50,478
Net revenues	$6,803,962	$6,565,367

Contract balance

Contract liabilities primarily consist of advances from customers.

Advances from customers amounted to $143,723 and $103,596 as of September 30, 2024 and March 31, 2025, respectively. Revenue included in the beginning balance of advances from customers and recognized during the six months ended March 31, 2024 and 2025 amounted to $209,083 and $57,737 respectively.

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable is revenue recognized for amounts invoiced and/or prior to invoicing when the Company has satisfied its performance obligation and has unconditional right to the payment. The Company has no contract assets as of September 30, 2024 and March 31, 2025.

The Company applied a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. The Company has no material incremental costs of obtaining contracts with customers and the Company expects the benefit of those costs to be longer than one year.

(k) Share-based compensation

The Company applies ASC 718, Compensation—Stock Compensation (“ASC 718”), to account for all of its share-based payments. In accordance with ASC 718, the Company determines whether an award should be classified and accounted for as a liability award or equity award. All the Company’s grants of share-based awards were classified as equity awards and are recognized in the financial statements based on their grant date FVs.

The Company elected to recognize compensation expense using the straight-line method for all awards granted with graded vesting based on service conditions. The Company also elected to account for forfeitures as they occur. Previously recognized compensation cost for the awards is reversed in the period that the award is forfeited.

(l) Warrants

The Company accounts for the warrants issued in connection with equity-linked instruments under authoritative guidance on accounting from ASC 480, Distinguishing Liabilities from Equity and ASC 815, Derivatives and Hedging. The Company classifies warrants in its unaudited interim condensed consolidated balance sheet as an equity based on the nature and characteristics of each warrant issued. Accordingly, the Company evaluated and classified the warrant instrument under equity treatment at its assigned value.

(m) Recent Accounting Standards

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280)- Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which provides guidance on the enhanced disclosure of significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss, on an annual and interim basis. The guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Adoption of this guidance should be applied retrospectively to all prior periods presented. Early adoption is permitted. The Company, an emerging growth company, does not expect to adopt this guidance early and does not expect the adoption of this ASU to have a material impact on its future consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”, which requires disaggregated information about a reporting entity’s effective tax rate reconciliation, as well as information related to income taxes paid to enhance the transparency and decision usefulness of income tax disclosures. The guidance is effective for annual periods beginning after December 15, 2024 on a prospective basis. Early adoption is permitted. The Company does not expect to adopt this guidance early and does not expect the adoption of this ASU to have a material impact on its future consolidated financial statements.

In March 2024, the FASB issued ASU No. 2024-02, Codification Improvements-Amendments to Remove References to the Concepts Statements (“ASU 2024-02”). The amendments in this Update affect a variety of Topics in the Codification. The amendments apply to all reporting entities within the scope of the affected accounting guidance. This update contains amendments to the Codification that remove references to various Concepts Statements. In most instances, the references are extraneous and not required to understand or apply the guidance. In other instances, the references were used in prior statements to provide guidance in certain topical areas. ASU 2024-02 is effective for public business entities for fiscal years beginning after December 15, 2024. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2025. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. The Company does not expect to adopt this guidance early and does not expect the adoption of this ASU to have a material impact on its future consolidated financial statements.

In November 2024, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”) which requires detailed disclosures in the notes to financial statements disaggregating specific expense categories and certain other disclosures to provide enhanced transparency into the nature and function of expenses. The FASB further clarified the effective date in January 2025 with the issuance of ASU 2025-01, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). ASU 2024-03 is effective for annual periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027, with early adoption permitted. The requirements should be applied on a prospective basis while retrospective application is permitted. The Group does not expect to adopt this guidance early and does not expect the adoption of this ASU to have a material impact on its future consolidated financial statements.

In March 2025, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2025-02 “Liabilities (405): Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 122” (“ASU 2025-02”), which amends the Accounting Standards Codification to remove the text of SEC Staff Accounting Bulletin (“SAB”) 121 “Accounting for Obligations to Safeguard Crypto- Assets an Entity Holds for its Platform Users” as it has been rescinded by the issuance of SAB 122. ASU 2025-02 is effective immediately and is not expected to have an impact on the Group’s financial statements.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the CFS upon adoption. The Company does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its CFS.